IDENTIFIABLE INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2016
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Text Block]
NOTE 8 - IDENTIFIABLE INTANGIBLE ASSETS:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	December 31,
	2016	2015	2016	2015	2016	2015

	(U.S. $ in millions)
Product rights	$18,180	$9,047	$6,460	$5,876	$11,720	$3,171
Trade names	625	212	41	40	584	172
Research and development in process	9,183	4,332	0	0	9,183	4,332

Total	$27,988	$13,591	$6,501	$5,916	$21,487	$7,675

Product rights and trade names are assets presented at amortized cost. These assets represent a portfolio of pharmaceutical products from various categories with a weighted average life of approximately 11 years. Amortization of intangible assets amounted to $993 million, $838 million and $1,036 million in the years ended December 31, 2016, 2015 and 2014, respectively.

Teva's in-process research and development are assets that have not yet been approved in major markets. Teva's in-process research and development is comprised mainly of the following acquisitions and related assets: various generic products (Actavis Generics) - $4,964 million; SD809—multiple indications and SDJ60 idiopathic pulmonary fibrosis (Auspex) - $3,143 million; LBR-101 (Labrys) - $444 million; various generic products (Rimsa) - $258 million; Reslizumab (formerly known as Cinquil®, Cephalon) - $126 million; Technology (Microchips) - $61 million; Technology (Immuneering) - $87 million; LAMA/LABA (MicroDose) - $62 million and TD Hydrocodone (Cephalon) - $47 million. In-process research and development carry intrinsic risks that the asset might not succeed in advanced phases and will be impaired in future periods.

Impairment of identifiable intangible assets amounted to $589 million, $265 million and $224 million in the years ended December 31, 2016, 2015 and 2014, respectively, and are recorded in earnings under impairments, restructuring and others. See note 18.

As of December 31, 2016, the estimated aggregate amortization of intangible assets for the years 2017 to 2021 is as follows: 2017—$1,178 million; 2018—$1,273 million; 2019—$1,159 million; 2020—$1,081 million and 2021—$932 million. These estimates do not include the impact of IPR&D that is expected to materialize during this period.